Lease Liabilities - Schedule of Right-of-Use Assets (Details) - Leasehold premises [Member] - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Schedule of Right-of-Use Assets [Line Items]
Right-of-use assets, beginning balance	$ 138,483	$ 207,724
Depreciation	(69,242)	(69,241)
Right-of-use assets, ending balance	$ 69,241	$ 138,483